N-4	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A
Entity Central Index Key	0000089024
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract before the end of the 5 th
contract year since your last contribution, you will be assessed a withdrawal charge of up to 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Transaction Charges
In addition to withdrawal charges you may also be charged for other transactions (including loans and for special requests such as express mail or duplicate contracts). If an employer or plan trustee elects our recordkeeping option, checkwriting fees may apply.

For additional information about transaction charges see “Charges under the contract” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	0.80%	1.35%
	Investment options (Portfolio fees and expenses) (2)	0.57%	1.60%

(1)
Expressed as an annual percent of daily net assets in the variable investment options.
(2)
  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, or make any other transactions, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost $1,289	Highest Annual Cost $2,588

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Charges for Early Withdrawals [Text Block]
If you surrender your contract, apply your cash value to a non-life contingent annuity payment option, or withdraw money from the contract before the end of the 5 th
contract year since your last contribution, you will be assessed a withdrawal charge of up to 6% of the amount withdrawn, or 8.5% of contributions made on behalf of the participant, whichever is less. For example, if you make a withdrawal in the first year, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.

For additional information about the charges for surrenders and early withdrawals charges see “Withdrawal charge” in “Charges under the contracts” under “Charges and expenses” in the prospectus.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	6.00%
Surrender Charge Example Maximum [Dollars]	$ 6,000
Transaction Charges [Text Block]
In addition to withdrawal charges you may also be charged for other transactions (including loans and for special requests such as express mail or duplicate contracts). If an employer or plan trustee elects our recordkeeping option, checkwriting fees may apply.

For additional information about transaction charges see “Charges under the contract” in “Charges and expenses” in the prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The contract provides for different ongoing fees and expenses. The table below describes the fees and expenses that you may pay each year under the contract, depending on the options you choose. Please refer to your contract specifications page of your contract for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contracts (1)	0.80%	1.35%
	Investment options (Portfolio fees and expenses) (2)	0.57%	1.60%

(1)
Expressed as an annual percent of daily net assets in the variable investment options.
(2)
  Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, or make any other transactions, which could add withdrawal charges that substantially increase costs.

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.80%	[1]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.35%	[1]
Base Contract (N-4) Footnotes [Text Block]	Expressed as an annual percent of daily net assets in the variable investment options.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.57%	[2]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.60%	[2]
Investment Options Footnotes [Text Block]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost $1,289	Highest Annual Cost $2,588

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Least expensive combination of contract and Portfolio fees and expenses
•   No optional benefits
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

Assumes:
•   Investment of $100,000
•   5% annual appreciation
•   Most expensive combination of contract, optional benefits and Portfolio fees and expenses
•   No sales charges
•   No additional contributions, transfers, loans or withdrawals

For additional information about ongoing fees and expenses see “Fee Table” in the prospectus.

Lowest Annual Cost [Dollars]	$ 1,289
Highest Annual Cost [Dollars]	$ 2,588
Risks [Table Text Block]

RISKS
Risk of Loss
The contract is subject to the risk of loss. You could lose some or all of your retirement account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.

Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.

Risks Associated with Investment Options
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Portfolios of the Trust” and “Guaranteed interest option” in “Purchasing the Contract” in the prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Insurance Company Risks
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s retirement account value and the optional benefits. The general obligations, including the guaranteed interest option, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Investment Restrictions [Text Block]
We may, at any time, exercise our rights to limit or terminate your contributions, allocations and transfers to any of the variable investment options and to limit the number of variable investment options which you may select. Such rights include, among others, combining any two or more variable investment options and transferring the retirement account value from any variable investment option to another variable investment option.

For more information see “About Separate Account A” in “More information” in the prospectus.

For additional information about the investment options, including information regarding volatility management strategies and techniques, see “Portfolios of the Trust” in “Purchasing the Contract” in the prospectus.

Optional Benefit Restrictions [Text Block]
At any time, we have the right to limit or terminate your contributions, allocations and transfers to any of the variable investment options. If you have one or more optional benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the retirement account variable investment options, you may no longer be able to fund your retirement account. Not all employer plans will offer loans. Loans are subject to restrictions under federal tax rules and ERISA.

For additional information about the optional benefits see “How contributions can be made” in ”Purchasing the Contract” in the prospectus. See also “Payment of Death Benefit” and “Other Benefits” in “Benefits available under the contract”
in
the prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract. There is no additional tax benefit to you if the contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to tax penalties. Generally, you are not taxed until you make a withdrawal from the contract.

For more information, see “Tax information” in the prospectus.

Investment Professional Compensation [Text Block]
Some financial professionals may receive compensation for selling the contract to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this contract over another investment.

For additional information about compensation to financial professionals see “Distribution of the contracts” in “More information” in the prospectus.

Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]
Fee table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the contract. Each of the charges and expenses is more fully described in “Charges and expenses” in this prospectus. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected
.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply
.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of amount withdrawn) (1)	6%
Plan loan charges (2)	$50
Transfer Fee	None
Third Party Transfer or Exchange Fee (for each occurrence)	None
Checkwriting fee (3)	$50

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. The lesser of 6% of amount withdrawn or 8.5% of vested contributions made by or on behalf of a participant. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge” in “Charges and expenses” in this prospectus.

(2)
$50 maximum per loan when a loan is made, plus an additional $6.00 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

(3)
We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days’ written notice to the employer or plan trustee.

The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Administrative Charge (1)	$30
Base Contract Expenses (as a percentage of daily net assets in the variable investment options) (2)	1.35%
Annual basic recordkeeping charge (3)	$300
(1)
The quarterly administrative charge is currently $7.50 or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant’s retirement account value is $25,000 or more (see “Quarterly administrative charge” in “Charges and expenses” in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

(2)
The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses. The annual administrative charge is deducted from your retirement account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(3)
We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive or increase these charges upon 90 days’ written notice to the employer or plan trustee.

The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	1.60%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,212	$15,819	$22,681	$33,766	$3,098	$9,470	$16,088	$33,766

Transaction Expenses [Table Text Block]

The first table describes fees and expenses that you will pay at the time that you surrender the contract, or if you make certain withdrawals, transfers or request special services. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply
.

Transaction Expenses
Sales Load Imposed on Purchases	None
Withdrawal Charge (as a percentage of amount withdrawn) (1)	6%
Plan loan charges (2)	$50
Transfer Fee	None
Third Party Transfer or Exchange Fee (for each occurrence)	None
Checkwriting fee (3)	$50

(1)
The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. The lesser of 6% of amount withdrawn or 8.5% of vested contributions made by or on behalf of a participant. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge” in “Charges and expenses” in this prospectus.

(2)
$50 maximum per loan when a loan is made, plus an additional $6.00 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.

(3)
We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days’ written notice to the employer or plan trustee.

Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	6.00%	[3]
Deferred Sales Load, Footnotes [Text Block]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. The lesser of 6% of amount withdrawn or 8.5% of vested contributions made by or on behalf of a participant. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge” in “Charges and expenses” in this prospectus.
Other Transaction Fee, Current [Percent]	0.00%
Annual Contract Expenses [Table Text Block]
The next table describes the fees and expenses that you will pay each year
during the time that you own the contract (not including Portfolio fees and expenses). If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Contract Expenses
Administrative Charge (1)	$30
Base Contract Expenses (as a percentage of daily net assets in the variable investment options) (2)	1.35%
Annual basic recordkeeping charge (3)	$300
(1)
The quarterly administrative charge is currently $7.50 or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant’s retirement account value is $25,000 or more (see “Quarterly administrative charge” in “Charges and expenses” in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.

(2)
The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses. The annual administrative charge is deducted from your retirement account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.

(3)
We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive or increase these charges upon 90 days’ written notice to the employer or plan trustee.

Administrative Expense, Current [Dollars]	$ 30	[4]
Administrative Expense, Footnotes [Text Block]	The quarterly administrative charge is currently $7.50 or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant’s retirement account value is $25,000 or more (see “Quarterly administrative charge” in “Charges and expenses” in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.
Base Contract Expense (of Average Account Value), Current [Percent]	1.35%	[5]
Base Contract Expense, Footnotes [Text Block]	The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses. The annual administrative charge is deducted from your retirement account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.
Other Annual Expense, Current [Dollars]	$ 300	[6]
Other Annual Expense, Footnotes [Text Block]	We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive or increase these charges upon 90 days’ written notice to the employer or plan trustee.
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the underlying Portfolios that you may pay periodically during the time that you own the contract. A complete list of Portfolios available under the contact, including their annual expenses, may be found at the back of this document. See “Appendix: Portfolio Companies available under the contract.” These expenses are for the period ended December 31, 2023, and may fluctuate from year to year.

Annual Portfolio Expenses	Minimum	Maximum
Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses) *	0.57%	1.60%

*	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.

Portfolio Company Expenses [Text Block]	Annual Portfolio Expenses prior to Expense Limitation Arrangement (expenses that are deducted from Portfolio assets including management fees, 12b-1 fees, service fees and/or other expenses)
Portfolio Company Expenses Minimum [Percent]	0.57%	[7]
Portfolio Company Expenses Maximum [Percent]	1.60%	[7]
Portfolio Company Expenses, Footnotes [Text Block]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,212	$15,819	$22,681	$33,766	$3,098	$9,470	$16,088	$33,766

Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,212
Surrender Expense, 3 Years, Maximum [Dollars]	15,819
Surrender Expense, 5 Years, Maximum [Dollars]	22,681
Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,766
Annuitize Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,212	$15,819	$22,681	$33,766	$3,098	$9,470	$16,088	$33,766

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 9,212
Annuitized Expense, 3 Years, Maximum [Dollars]	15,819
Annuitized Expense, 5 Years, Maximum [Dollars]	22,681
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 33,766
No Surrender Example [Table Text Block]
Example

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. The costs include transaction expenses, annual contract expenses, and annual Portfolio expenses.

The Example assumes that you invest $100,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of annual Portfolio expenses and optional benefits available for an additional charge.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract or annuitize (under a non-life option) at the end of the applicable time period				If you do not surrender your contract
1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
$9,212	$15,819	$22,681	$33,766	$3,098	$9,470	$16,088	$33,766

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,098
No Surrender Expense, 3 Years, Maximum [Dollars]	9,470
No Surrender Expense, 5 Years, Maximum [Dollars]	16,088
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 33,766
Item 5. Principal Risks [Table Text Block]
3.
Principal risks of investing in the contract

The risks identified below are the principal risks of investing in the contract. The contract may be subject to additional risks other than those identified and described in this prospectus.

Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk associated with taking a withdrawal

Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.

Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether 401(a) or 401(k) plans. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk associated with taking a loan

Loans will increase your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cyberscurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.
While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

Item 10. Benefits Available (N-4) [Text Block]
2.
Benefits available under the contract

Summary of Benefits

The following tables summarize important information about the benefits available under the contract.

Death Benefit

The death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

This other benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Asset (Retirement Account Value) Rebalancing Option	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Any change to your allocation instructions must be in writing and sent to our processing office
Participant Loans	Loans may be available to plan participants	Optional	$50 maximum per loan and $6.00 quarterly; interest determined by plan		• Not all employer plans will offer loans • Your employer may elect to pay these charges. • Loans are subject to restrictions under federal tax laws and ERISA

Payment of Death Benefit

Death benefit amount

The death benefit is equal to the retirement account value, unless payments under an annuity payout option have already begun. There is no additional charge for this death benefit.

If the participant dies while a loan is outstanding, the unpaid loan balance will automatically default and be subject to federal income tax as a plan distribution.

Distribution of the death benefit

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant’s beneficiary. The Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”) enacted at the end of 2019 has changed key aspects of post-death distributions from tax qualified plans. For deaths after December 31, 2019, only specified individuals who are “eligible designated beneficiaries” or “EDBs” may generally stretch post-death payments over the beneficiary’s life expectancy. See the discussion of required minimum distribution rules later in the prospectus under “Tax information”. Individual beneficiaries who do not have EDB status (including beneficiaries named by the original beneficiary to receive any remaining interest after the death of the original beneficiary) must take out any remaining interest in the IRA or plan within 10 years of the applicable death in accordance with federal tax rules.

Under the M
OMENTUM
P
LUS
SM
contract, on the day we receive due proof of death, we automatically transfer the participant’s retirement account value to the default option unless the beneficiary gives us other written instructions. We hold all monies in the default option until the beneficiary requests a distribution or transfer.

To designate a beneficiary or to change an earlier designation, you must have the employer send us a beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse
beneficiary, as explained under “Tax information” in this prospectus.

We are not responsible for any beneficiary change request that we do not receive.

Beneficiary’s payment options

The beneficiary may elect to:

(a)	receive the death benefit in a single sum,

(b)	apply the death benefit to an annuity payout option we offer,

(c)	apply the death benefit to provide any other form of benefit payment we offer subject to required minimum distribution rules,

(d)	have the death benefit directly rolled over to a new inherited IRA established on behalf of the beneficiary in specified circumstances, or
(e)	have the death benefit credited to an account under the M OMENTUM P LUS SM contract maintained on behalf of the beneficiary in accordance with the beneficiary’s investment allocation instructions.

If the beneficiary elects the last option then:

(1)
the beneficiary will be entitled to “stretch distributions” from his or her account if permitted under the terms of the employer’s plan and the minimum distribution rules under federal income tax rules; and

(2)
we will determine the value of the beneficiary’s account at the time of distribution to the beneficiary which, depending upon investment gains or losses, may be worth more or less than the value of the beneficiary’s initial account.

The beneficiary’s choices may be limited by the terms of the plan, our rules in effect at the time and federal income tax rules.

Other Benefits

Automatic asset rebalancing for participant retirement account values

Subject to contract owner approval and availability under your employer’s plan, a participant may choose to automatically reallocate his or her retirement account value among the variable investment options and the guaranteed interest option which your employer has selected for your plan. To enroll in the asset rebalancing program, you must notify us in writing by completing our asset rebalancing form, telling us:

(a)	the percentage you want invested in each investment option (whole percentages only), and

(b)	how often you want the rebalancing to occur (quarterly, semiannually or annually).

While your rebalancing program is in effect, we will transfer amounts among each investment option so that the percentage of your retirement account value that you specify is invested in each option at the end of each rebalancing date. Please note that the allocation percentages used for this program will also be used as your allocation percentages for future contributions.

Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.

You may elect or terminate the rebalancing program at any time. You may also change your allocations under the program at any time. Once enrolled in the rebalancing program, it will remain in effect until you instruct us in writing to terminate the program. Requesting an investment option transfer while enrolled in our rebalancing program will not automatically change your allocation instructions for rebalancing your account value. This means that upon the next scheduled rebalancing, we will transfer amounts among your investment options pursuant to the allocation instructions previously on file for your program. Changes to your allocation instructions for the rebalancing program (or termination of your enrollment in the program) must be in writing and sent to our processing office.

Benefits Available [Table Text Block]
Death Benefit

The death benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Death Benefit	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.	Standard	No Additional Charge		• Withdrawals could significantly reduce or terminate benefit

Other Benefits

This other benefit is available during the accumulation phase:

Name of Benefit	Purpose	Standard/ Optional	Annual Fee		Brief Description of Restrictions/ Limitations
			Max	Current
Asset (Retirement Account Value) Rebalancing Option	Periodically rebalance to your desired asset mix.	Optional	No Charge		• Any change to your allocation instructions must be in writing and sent to our processing office
Participant Loans	Loans may be available to plan participants	Optional	$50 maximum per loan and $6.00 quarterly; interest determined by plan		• Not all employer plans will offer loans • Your employer may elect to pay these charges. • Loans are subject to restrictions under federal tax laws and ERISA

Item 17. Portfolio Companies (N-4) [Text Block]
Appendix: Portfolio Companies available under the contract

The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146681. You can request this information at no cost by calling
(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past
performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%	21.04%	12.82%	7.94%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%^	5.79%	12.69%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%	27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%	17.70%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%	18.37%	10.23%	7.07%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	5.98%	10.88%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	4.50%	1.87%	1.59%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	25.57%	15.04%	11.37%
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%^	21.37%	9.74%	6.29%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%	16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	19.01%	8.09%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	12.01%	13.18%	8.70%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%	23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%	41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.87%	14.01%	10.78%	7.82%

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	14.52%	9.28%	6.12%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%	13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%	12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%	15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%	4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%	16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%	19.52%	10.06%	6.90%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%	38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%	16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%	18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at
www.equitable.com/ICSR#EQH146681. You can request this information at no cost by calling
	(877) 522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]
The current expenses and performance information below reflects fee and expenses of the Portfolios, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past
performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies
:

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	1290 VT Equity Income — Equitable Investment Management Group, LLC (“EIMG”); Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%	21.04%	12.82%	7.94%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17%^	5.79%	12.69%	—
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%	27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%	17.70%	10.59%	7.78%
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%	18.37%	10.23%	7.07%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00%^	5.98%	10.88%	—
Equity	EQ/Capital Group Research — EIMG; Capital International, Inc.	0.97%^	22.98%	14.97%	11.34%
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67%^	25.12%	14.45%	10.80%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00%^	8.02%	2.60%	2.15%
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93%^	4.50%	1.87%	1.59%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54%^	25.57%	15.04%	11.37%
Equity	EQ/Franklin Small Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC	1.05%^	14.07%	9.78%	6.35%
Equity	EQ/Global Equity Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.10%^	21.37%	9.74%	6.29%
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64%^	3.85%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%	16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIMG; AllianceBernstein L.P.	0.72%^	19.01%	8.09%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%	18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00%^	12.01%	13.18%	8.70%
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%	17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%	23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%	41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%	38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%	10.71%	10.15%	7.66%
Equity	EQ/Large Cap Value Managed Volatility † — EIMG; AllianceBernstein L.P.	0.87%	14.01%	10.78%	7.82%

Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05%^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10%^	14.52%	9.28%	6.12%
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%	13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%	12.35%	5.76%	4.18%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%	15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%	4.47%	1.48%	0.91%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88%^	5.56%	1.61%	1.25%
Fixed Income	EQ/Quality Bond PLUS — EIMG; AllianceBernstein L.P., Pacific Investment Management Company LLC	0.86%	4.19%	0.51%	0.84%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%	16.72%	10.06%	7.01%
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%	19.52%	10.06%	6.90%
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%	38.30%	15.92%	12.48%
Fixed Income	Multimanager Core Bond — EIMG; BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.	0.87%^	5.15%	0.63%	1.21%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24%^	49.53%	19.07%	16.18%
Asset Allocation	Target 2015 Allocation — EIMG	1.10%^	9.96%	4.94%	3.76%
Asset Allocation	Target 2025 Allocation — EIMG	1.10%^	13.58%	7.42%	5.42%
Asset Allocation	Target 2035 Allocation — EIMG	1.09%	16.56%	9.12%	6.47%
Asset Allocation	Target 2045 Allocation — EIMG	1.08%	18.11%	10.15%	7.12%
Asset Allocation	Target 2055 Allocation — EIMG	1.10%^	19.82%	11.22%	—
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	The contract is subject to the risk of loss. You could lose some or all of your retirement account value. For additional information about the risk of loss see “Principal risks of investing in the contract” in the prospectus.
Principal Risk [Text Block]
Risk of loss

All investments have risks to some degree and it is possible that you could lose money by investing in the contract. An investment in the contract is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle. A withdrawal charge may apply in certain circumstances and any withdrawals may also be subject to federal and state income taxes and tax penalties. For additional information about the investment profile of the contract see “Fee Table” in the prospectus.
Principal Risk [Text Block]
Not a short-term investment

The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash because the contract is designed to provide for the accumulation of retirement savings and income on a long-term basis. As such, you should not use the contract as a short-term investment or savings vehicle and you should consider whether investing in the contract is consistent with the purpose for which the investment is being considered.

Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risks related to the Company. The Company is solely responsible to the contract owner for the contract’s retirement account value and the optional benefits. The general obligations, including the guaranteed interest option, and any optional benefits under the contract are supported by our general account and are subject to our claims paying ability. An owner should look solely to our financial strength for our claims-paying ability. More information about the Company, including our financial strength ratings, may be obtained at www.equitable.com/about-us/financial-strength-ratings.

For additional information about insurance company risks see “About the general account” in “More information” in the prospectus.

Principal Risk [Text Block]
Insurance company risk

No company other than Equitable Financial Life Insurance Company has any legal responsibility to pay amounts that we owe under the contract. The general obligations and any Guaranteed benefits under the contract are supported by our general account and are subject to our claims paying ability. You should look solely to our financial strength for our claims-paying ability.

Risks Associated With Investment Options [Member]
Prospectus:
Risk [Text Block]
An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options available under the contract, (e.g., the Portfolios). Each investment option, including the guaranteed interest option, has its own unique risks. You should review the investment options available under the contract before making an investment decision.

For additional information about the risks associated with investment options see “Variable investment options”, “Portfolios of the Trust” and “Guaranteed interest option” in “Purchasing the Contract” in the prospectus. See also Appendix “Portfolio Companies available under the contract” in the prospectus.

Risks Associated With Variable Investment Options [Member]
Prospectus:
Principal Risk [Text Block]
Risks associated with variable investment options

You take all the investment risk for amounts allocated to one or more of the subaccounts, which invest in Portfolios. If the subaccounts you select increase in value, then your account value goes up; if they decrease in value, your account value goes down. How much your account value goes up or down depends on the performance of the Portfolios in which your subaccounts invest. We do not guarantee the investment results of any Portfolio. An investment in the contract is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision.

Risk Associated With Taking A Withdrawal [Member]
Prospectus:
Principal Risk [Text Block]	Risk associated with taking a withdrawal Withdrawals could significantly reduce the death benefit by an amount greater than the value withdrawn.
Possible Fees On Access To Account Value [Member]
Prospectus:
Principal Risk [Text Block]
Possible fees on access to account value

We may apply fees if you access your account value during the accumulation period or surrender your contract. For example, in addition to possible tax consequences, you may incur fees for accessing your account value such as a withdrawal charge, annual administrative expense, base contract expense, and/or a charge for any optional benefits.

Possible Adverse Tax Consequences [Member]
Prospectus:
Principal Risk [Text Block]
Possible adverse tax consequences

The tax considerations associated with the contract vary and can be complicated. The applicable tax rules can differ, depending on the type of contract, whether 401(a) or 401(k) plans. We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person’s contract may vary depending on the facts applicable to that person. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider further proposals to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your contract or taking other action related to your contract, you should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the contract.

Risk Associated With Taking A Loan [Member]
Prospectus:
Principal Risk [Text Block]
Risk associated with taking a loan

Loans will increase your account value and death benefit, and loaned amounts will not participate in the investment experience of your investment options. There may be adverse tax consequences associated with taking a loan from your contract.

Cybersecurity Risks And Catastrophic Events [Member]
Prospectus:
Principal Risk [Text Block]
Cybersecurity risks and catastrophic events

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized use or abuse of confidential customer information. Systems failures and cyberattacks, as well as, any other catastrophic event, including natural and manmade disasters, public health emergencies, pandemic diseases, terrorist attacks, floods or severe storms affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us, our business operations and your account value. Systems failures and cyberattacks may also interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In addition, the occurrence of any pandemic disease (like COVID-19), natural disaster, terrorist attack or any other event that results in our workforce, and/or employees of service providers and/or third-party administrators, being compromised and unable or unwilling to fully perform their responsibilities, could likewise result in interruptions in our service, including our ability to issue contracts and process contract transactions. Even when our workforce and employees of our service providers and/or third-party administrators can work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing contracts and processing of other contract-related transactions, as well as possibly being more susceptible to cyberattacks. Cyberscurity risks and catastrophic events may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. While there can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks, information security breaches or other catastrophic events in the future, we take reasonable steps to mitigate these risks and secure our systems and business operations from such failures, attacks and events.

COVID19 [Member]
Prospectus:
Principal Risk [Text Block]
COVID-19

The COVID-19 pandemic has negatively impacted the U.S. and global economies. A wide variety of factors continue to impact financial and economic conditions, including, among others, volatility in the financial markets, rising inflation rates, supply chain disruptions, continued low interest rates and changes in fiscal or monetary policy. Efforts to prevent the spread of COVID-19 have affected our business directly in a number of ways, including through the temporary closures of many businesses and schools and the institution of social distancing requirements in many states and local communities. Businesses or schools that have reopened have restricted or limited access for the foreseeable future and may do so on a permanent or episodic basis. As a result, our ability to sell products through our regular channels and the demand for our products and services has been significantly impacted.
While we have implemented risk management and contingency plans with respect to the COVID-19 pandemic, such measures may not adequately protect our business from the full impacts of the pandemic. Currently, most of our employees and advisors are continuing to work remotely. Extended periods of remote work arrangements could introduce additional operational risk including, but not limited to, cybersecurity risks, and impair our ability to effectively manage our business. We also outsource a variety of functions to third parties whose business continuity strategies are largely outside our control.

Economic uncertainty resulting from the COVID-19 pandemic may have an adverse effect on product sales and result in existing policyholders withdrawing at greater rates. COVID-19 could have an adverse effect on our insurance business due to increased mortality and morbidity rates. The cost of reinsurance to us for these policies could increase, and we may encounter decreased availability of such reinsurance. If policyholder lapse and surrender rates or premium waivers significantly exceed our expectations, we may need to change our assumptions, models or reserves.

Our investment portfolio has been, and may continue to be, adversely affected by the COVID-19 pandemic. Our investments in mortgages and commercial mortgage-backed securities have been, and could continue to be, negatively affected by delays or failures of borrowers to make payments of principal and interest when due. In some jurisdictions, local governments have imposed delays or moratoriums on many forms of enforcement actions. Furthermore, declines in equity markets and interest rates, reduced liquidity or a continued slowdown in the U.S. or in global economic conditions may also adversely affect the values and cash flows of investments. Market volatility also caused significant increases in credit spreads, and any continued volatility may increase our borrowing costs and decrease product fee income. Further, severe market volatility may leave us unable to react to market events in a prudent manner consistent with our historical investment practices.

The extent of the COVID-19 pandemic’s impact on us will depend on future developments that are still highly uncertain, including the severity and duration of the pandemic, actions taken by governments and other third parties in response to the pandemic and the availability and efficacy of vaccines against COVID-19 and its variants.

One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	0.00%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQCapital Group Research [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Capital Group Research
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Capital International, Inc.
Current Expenses [Percent]	0.97%	[8]
Average Annual Total Returns, 1 Year [Percent]	22.98%
Average Annual Total Returns, 5 Years [Percent]	14.97%
Average Annual Total Returns, 10 Years [Percent]	11.34%
EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.12%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.80%
EQConservative Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[8]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EQCore Bond Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[8]
Average Annual Total Returns, 1 Year [Percent]	4.50%
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	1.59%
EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[8]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.04%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQFranklin Small Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Franklin Small Cap Value Managed Volatility
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.07%
Average Annual Total Returns, 5 Years [Percent]	9.78%
Average Annual Total Returns, 10 Years [Percent]	6.35%
EQGlobal Equity Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Global Equity Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	21.37%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	6.29%
EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[8]
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.01%
Average Annual Total Returns, 5 Years [Percent]	8.09%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[8]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[8]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQLarge Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Large Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.01%
Average Annual Total Returns, 5 Years [Percent]	10.78%
Average Annual Total Returns, 10 Years [Percent]	7.82%
EQLoomis Sayles Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	1.05%	[8]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQMFS International Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQMid Cap Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[8]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[9]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQModerate Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.35%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.18%
EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[9]
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
EQMoney Market [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Name [Text Block]	EQ/Money Market	[10]
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.91%
EQMorgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[8]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]	0.00%
EQPIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQQuality Bond PLUS [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	EQ/Quality Bond PLUS
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., Pacific Investment Management Company LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.19%
Average Annual Total Returns, 5 Years [Percent]	0.51%
Average Annual Total Returns, 10 Years [Percent]	0.84%
EQSmall Company Index [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQValue Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.30%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Core Bond [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Multimanager Core Bond
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc., DoubleLine Capital LP, Pacific Investment Management Company LLC, SSGA Funds Management, Inc.
Current Expenses [Percent]	0.87%	[8]
Average Annual Total Returns, 1 Year [Percent]	5.15%
Average Annual Total Returns, 5 Years [Percent]	0.63%
Average Annual Total Returns, 10 Years [Percent]	1.21%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[8]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
Target 2015 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2015 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	9.96%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	3.76%
Target 2025 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2025 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	13.58%
Average Annual Total Returns, 5 Years [Percent]	7.42%
Average Annual Total Returns, 10 Years [Percent]	5.42%
Target 2035 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2035 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	16.56%
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	6.47%
Target 2045 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2045 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	18.11%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.12%
Target 2055 Allocation [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Target 2055 Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[8]
Average Annual Total Returns, 1 Year [Percent]	19.82%
Average Annual Total Returns, 5 Years [Percent]	11.22%
Average Annual Total Returns, 10 Years [Percent]	0.00%
Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Guarantees beneficiaries will receive a benefit at least equal to your contributions less adjusted withdrawals and the amounts of any outstanding loans and accrued interest.
Standard Benefit [Flag]	true
Standard Benefit Expense, Footnotes [Text Block]	No
Brief Restrictions / Limitations [Text Block]	• Withdrawals could significantly reduce or terminate benefit
Name of Benefit [Text Block]	Death Benefit
Rebalancing [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 0
Name of Benefit [Text Block]	Asset (Retirement Account Value) Rebalancing Option
Purpose of Benefit [Text Block]	Periodically rebalance to your desired asset mix.
Optional Benefit [Flag]	true
Optional Benefit Expense, Maximum [Dollars]	$ 0
Brief Restrictions / Limitations [Text Block]	• Any change to your allocation instructions must be in writing and sent to our processing office
Name of Benefit [Text Block]	Asset (Retirement Account Value) Rebalancing Option
Participant Loans [Member]
Prospectus:
Name of Benefit [Text Block]	Participant Loans
Purpose of Benefit [Text Block]	Loans may be available to plan participants
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	• Not all employer plans will offer loans • Your employer may elect to pay these charges. • Loans are subject to restrictions under federal tax laws and ERISA
Name of Benefit [Text Block]	Participant Loans
Plan Loan Charges [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 50	[11]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	$50 maximum per loan when a loan is made, plus an additional $6.00 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
Checkwriting Fee [Member]
Prospectus:
Other Transaction Fee, Current [Dollars]	$ 50	[12]
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days’ written notice to the employer or plan trustee.
Maximum Per Loan [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	$ 50
Optional Benefit Expense, Maximum [Dollars]	50
Quarterly [Member] | Participant Loans [Member]
Prospectus:
Optional Benefit Expense, Maximum [Dollars]	6
Optional Benefit Expense, Maximum [Dollars]	$ 6

[1]	Expressed as an annual percent of daily net assets in the variable investment options.
[2]	Expressed as an annual percentage of daily net assets in the Portfolio. This range is for the year ended December 31, 2023 and could change from year to year.
[3]	The charge percentage is deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. The lesser of 6% of amount withdrawn or 8.5% of vested contributions made by or on behalf of a participant. Important exceptions and limitations may eliminate or reduce this charge. For a complete description of withdrawal charges, please see “Withdrawal charge” in “Charges and expenses” in this prospectus.
[4]	The quarterly administrative charge is currently $7.50 or, if less, 0.50% of a participant’s retirement account value plus the amount of any active loan. Your employer may elect to pay this charge for plans with 10 or more participants. Your employer may elect to pay this charge. Exceptions apply to certain contracts where the participant’s retirement account value is $25,000 or more (see “Quarterly administrative charge” in “Charges and expenses” in this prospectus). We reserve the right to waive or increase this charge upon 90 days written notice to the employer or plan trustee.
[5]	The total Separate Account A annual expenses of the variable investment options are guaranteed not to exceed an annual rate of 1.35% of the value of the assets held in the variable investment options for the contract. We may lower these charges for particular plans to an annual rate of no less than 0.80% if the participation of the plan in the contract results in savings of sales or administrative expenses. The annual administrative charge is deducted from your retirement account value on each contract date anniversary. If the contract is surrendered or annuitized or a death benefit is paid on any date other than the contract date anniversary, we will deduct a pro rata portion of the administrative charge for that year.
[6]	We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us directly distribute plan benefits and withdrawals. We reserve the right to waive or increase these charges upon 90 days’ written notice to the employer or plan trustee.
[7]	“Annual Portfolio Expenses” may be based, in part, on estimated amounts of such expenses.
[8]	This Portfolio’s annual expenses reflect temporary fee reductions.
[9]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trust” for more information regarding volatility management.
[10]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[11]	$50 maximum per loan when a loan is made, plus an additional $6.00 per quarter for the administration of the outstanding loan amount. Your employer may elect to pay these charges. This charge is expressed on a per plan participant basis. Interest is charged on the loan at a rate set by your plan and is credited back to your contract as you repay the loan.
[12]	We will bill this charge directly to your employer if the employer elects the basic plan recordkeeping option for plans with 10 or more participants. We charge a fee of $50 per check drawn if the employer elects to have us distribute plan benefits and withdrawals. We reserve the right to waive in certain cases or increase these charges upon 90 days’ written notice to the employer or plan trustee.